B. Riley Diversified Equity Fund
FUND SUMMARY B. Riley Diversified Equity Fund
Investment Objective
The B. Riley Diversified Equity Fund (the “Fund”) seeks to achieve capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $1 million in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Distribution Arrangements” at page 34 of the Prospectus and the section titled “Additional Information about Purchases and Sales” at page 21 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees B. Riley Diversified Equity Fund (USD $)	Investor Class Shares	Institutional Class Shares	Class A Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	5.75%	[1]
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses B. Riley Diversified Equity Fund		Investor Class Shares	Institutional Class Shares	Class A Shares
Management Fee		1.25%	1.25%	1.25%
Distribution (12b-1) and Service Fees		0.25%	none	0.25%
Other Expenses		1.95%	1.95%	1.95%
Total Annual Fund Operating Expenses		3.45%	3.20%	3.45%
Fee Waiver and/or Expense Reimbursement	[1]	(1.95%)	(1.95%)	(1.95%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	[1]	1.50%	1.25%	1.50%
[1]	B. Riley Asset Management, LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after May 1, 2016. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 191.14% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of U.S. companies selected by the B. Riley & Co. Research Group (the “Research Group”) as “Buy” rated in its coverage universe. These equity securities will generally consist of common stocks. The list of these “Buy” rated securities is referred to as the B. Riley Diversified Equity Composite (the “Composite”). The Composite is designed to measure the performance of a managed portfolio consisting of all equity securities designated with a “Buy” rating by the Research Group.

The Research Group is a division of B. Riley & Co., LLC. The Fund’s investment adviser (the “Adviser”) is B. Riley Asset Management, LLC, an affiliate of B. Riley & Co., LLC. The Composite may be comprised of companies of any capitalization, and therefore the Fund may invest without regard to market capitalization. Notwithstanding, the issuers generally represented in the Composite, as of March 18, 2015, had a market capitalization that ranged from $15million to $380 billion. Decisions on the addition or elimination of certain securities or sectors from the Fund’s portfolio will be made after any changes made to the Composite are made available. A detailed listing of the securities in the Composite and certain information relevant to the calculation of the performance of the Composite is available upon request. The Fund will typically hold a representation of all stocks contained within the Composite; however, the Fund will generally seek to invest approximately 50% of its assets in approximately 25-35 securities represented in the Composite that represent the affiliated Research Group’s top picks from the Composite. The remaining portion of the Fund’s portfolio will be comprised of the remaining securities from the Composite. The Adviser will rebalance the Fund’s portfolio holdings when there is a relevant rating change made by the Research Group, when the top picks of the Research Group change, or when the Adviser based on subjective factors deems it appropriate. The rebalancing will typically take place on the first trading day following a relevant change or other determination to rebalance. Relevant changes include an upgrade by the Research Group to “Buy” from “Neutral” or “Sell”; a downgrade from “Buy” to “Neutral” or “Sell”; or an initiation of a “Buy” rating.

While the Adviser anticipates that the securities comprising the Fund and the Composite will be the same, the Adviser does have discretion to vary the weightings in the Fund as compared to the equal weighting of the Composite. Additionally, there will be variations in performance of the Fund as compared to the Composite due to the over weighting of the top picks subset of the Composite, the Adviser’s discretion to over or under-weight securities, to make other independent determinations about portfolio holdings, as well as the fact that the Fund will incur expenses that are not incurred by the securities comprising the Composite.

As such, the performance of the Fund may differ significantly from that of the Composite. At times, the Composite may be comprised of companies that reflect a focus in a particular sector or sectors. As the group of companies that are analyzed by the Research Group changes over time, which changes may be attributable to factors such as the markets, economies or even the personnel composition of the Research Group, the sectors in which the Research Group incidentally focuses may also change – in turn, the focus, as reflected in the Fund’s portfolio holdings, on any particular sector also may change.

The Fund may also invest in foreign securities. It is anticipated that the Fund will normally hold approximately 80 – 130 positions.

Principal Risks

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.Risks of Investment Selection and Asset Allocation. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities selected by the Research Group as “Buy” securities that do not perform as well as other sectors or securities.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific, market, or economic developments. The Fund may be overweight in certain sector or sectors at various times.

Rebalancing Risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives.

Risks of Small Capitalization Companies. The Fund may invest in the securities of small or micro capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small or micro capitalization companies may have limited product lines and markets, more volatile market prices, less capital, a shorter history of operations, less experienced management, and may experience higher failure rates than do larger companies.

Foreign Risk. To the extent the Fund invests in foreign companies, including ADRs, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers, including adverse political, social and economic developments and differing auditing and legal standards.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

New Fund Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

New Adviser Risk. The Adviser to the Fund has not previously managed a mutual fund. This lack of experience may raise the risk associated with an investment in the Fund.

PERFORMANCE HISTORY

The Fund is new, and therefore, has no performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at theworldfundstrust.com or by calling toll-free 1-800-673-0550.